Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
December 31, 2022
Z30-NPRT3-0323
1.9884241.105
Domestic Equity Funds - 31.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	549,726	5,486,266
Fidelity Series Commodity Strategy Fund (a)	5,616	591,576
Fidelity Series Large Cap Growth Index Fund (a)	256,038	3,464,189
Fidelity Series Large Cap Stock Fund (a)	232,149	3,837,417
Fidelity Series Large Cap Value Index Fund (a)	516,975	7,129,082
Fidelity Series Small Cap Opportunities Fund (a)	149,544	1,745,174
Fidelity Series Small Capital Core Fund (a)	1,269	12,422
Fidelity Series Value Discovery Fund (a)	178,272	2,631,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,277,924)		24,897,425

International Equity Funds - 29.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	121,878	1,600,255
Fidelity Series Emerging Markets Fund (a)	107,432	831,522
Fidelity Series Emerging Markets Opportunities Fund (a)	479,393	7,488,115
Fidelity Series International Growth Fund (a)	248,844	3,548,517
Fidelity Series International Index Fund (a)	144,592	1,482,067
Fidelity Series International Small Cap Fund (a)	74,656	1,107,891
Fidelity Series International Value Fund (a)	353,348	3,544,079
Fidelity Series Overseas Fund (a)	326,612	3,547,010
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,118,308)		23,149,456

Bond Funds - 37.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	441,707	3,401,142
Fidelity Series Corporate Bond Fund (a)	363,317	3,237,152
Fidelity Series Emerging Markets Debt Fund (a)	57,048	418,736
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,706	136,484
Fidelity Series Floating Rate High Income Fund (a)	8,977	78,819
Fidelity Series Government Bond Index Fund (a)	523,786	4,776,925
Fidelity Series High Income Fund (a)	51,791	417,434
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	362,696	3,050,272
Fidelity Series Investment Grade Bond Fund (a)	498,464	4,909,869
Fidelity Series Investment Grade Securitized Fund (a)	386,233	3,429,750
Fidelity Series Long-Term Treasury Bond Index Fund (a)	861,832	5,050,336
Fidelity Series Real Estate Income Fund (a)	20,893	197,225
TOTAL BOND FUNDS (Cost $31,098,287)		29,104,201

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	336,091	336,091
Fidelity Series Short-Term Credit Fund (a)	1,911	18,247
Fidelity Series Treasury Bill Index Fund (a)	71,741	713,822
TOTAL SHORT-TERM FUNDS (Cost $1,068,599)		1,068,160

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $82,563,118)	78,219,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	18
NET ASSETS - 100.0%	78,219,260

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,298	4,315	-	17	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,521	4,358,845	511,636	218,361	(27,985)	(445,603)	3,401,142
Fidelity Series Blue Chip Growth Fund	74,453	7,745,269	1,633,402	207,621	(74,680)	(625,374)	5,486,266
Fidelity Series Canada Fund	25,037	2,371,024	623,157	52,126	(39,869)	(132,780)	1,600,255
Fidelity Series Commodity Strategy Fund	15,854	2,392,028	881,053	723,102	(713,264)	(221,989)	591,576
Fidelity Series Corporate Bond Fund	47,752	4,390,769	1,010,903	69,233	(34,113)	(156,353)	3,237,152
Fidelity Series Emerging Markets Debt Fund	5,463	535,682	101,350	14,640	(5,286)	(15,773)	418,736
Fidelity Series Emerging Markets Debt Local Currency Fund	1,781	171,356	39,406	-	(1,293)	4,046	136,484
Fidelity Series Emerging Markets Fund	11,584	1,169,501	253,349	21,628	(17,267)	(78,947)	831,522
Fidelity Series Emerging Markets Opportunities Fund	107,558	10,508,200	2,363,332	182,815	(173,516)	(590,795)	7,488,115
Fidelity Series Floating Rate High Income Fund	1,071	132,570	53,060	3,241	(828)	(934)	78,819
Fidelity Series Government Bond Index Fund	66,801	6,446,793	1,501,767	53,339	(33,009)	(201,893)	4,776,925
Fidelity Series Government Money Market Fund 4.35%	1,081	618,881	283,871	3,303	-	-	336,091
Fidelity Series High Income Fund	6,425	559,531	120,840	17,178	(5,388)	(22,294)	417,434
Fidelity Series Inflation-Protected Bond Index Fund	7,704	63,492	70,798	151	(325)	(73)	-
Fidelity Series International Credit Fund	65	3	-	3	-	(11)	57
Fidelity Series International Developed Markets Bond Index Fund	33,178	3,970,491	793,035	22,645	(27,058)	(133,304)	3,050,272
Fidelity Series International Growth Fund	50,057	4,831,337	1,257,331	124,822	(34,631)	(40,915)	3,548,517
Fidelity Series International Index Fund	21,266	1,951,088	455,336	40,032	(26,683)	(8,268)	1,482,067
Fidelity Series International Small Cap Fund	15,606	1,449,148	268,486	68,713	(19,691)	(68,686)	1,107,891
Fidelity Series International Value Fund	50,554	4,735,203	1,106,468	122,227	(90,218)	(44,992)	3,544,079
Fidelity Series Investment Grade Bond Fund	70,254	6,653,236	1,552,292	99,056	(40,235)	(221,094)	4,909,869
Fidelity Series Investment Grade Securitized Fund	49,227	4,625,990	1,063,729	53,778	(28,506)	(153,232)	3,429,750
Fidelity Series Large Cap Growth Index Fund	46,947	4,688,384	1,053,827	50,164	(33,598)	(183,717)	3,464,189
Fidelity Series Large Cap Stock Fund	52,337	5,342,116	1,315,523	269,635	(85,549)	(155,964)	3,837,417
Fidelity Series Large Cap Value Index Fund	100,274	9,770,165	2,502,197	260,619	(118,256)	(120,904)	7,129,082
Fidelity Series Long-Term Treasury Bond Index Fund	54,465	6,977,414	1,306,491	85,578	(67,533)	(607,519)	5,050,336
Fidelity Series Overseas Fund	50,330	4,823,879	1,280,057	65,738	(63,416)	16,274	3,547,010
Fidelity Series Real Estate Income Fund	3,816	335,941	110,109	17,974	(8,200)	(24,223)	197,225
Fidelity Series Short-Term Credit Fund	1,083	26,331	9,259	98	(60)	152	18,247
Fidelity Series Small Cap Opportunities Fund	25,188	2,400,022	608,308	98,211	(22,426)	(49,302)	1,745,174
Fidelity Series Small Capital Core Fund	-	12,422	-	-	-	-	12,422
Fidelity Series Treasury Bill Index Fund	3,241	793,905	82,692	6,533	(65)	(567)	713,822
Fidelity Series Value Discovery Fund	37,046	3,671,002	1,009,030	139,552	(37,608)	(30,111)	2,631,299
	1,065,019	108,526,316	25,226,409	3,092,116	(1,830,539)	(4,315,145)	78,219,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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